Shareholders equity	6 Months Ended
Jun. 30, 2022
Shareholders Equity
Shareholders Equity

10. Shareholders’ equity

The authorized share capital of the Company amounting to € 13,600,000 consists of 170,000,000 ordinary shares and 170,000,000 preference shares with a par value of € 0.04 per share. At June 30, 2022, 74,865,381 ordinary shares were issued. 71,362,088 ordinary shares were fully paid and 3,503,293 ordinary shares were held by the Company as treasury shares (December 31, 2021: 3,574,576).

On March 31, 2020, the Company entered into a sales agreement, which permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold in one or more at-the-market offerings with Citigroup Global Markets, Inc. and Cantor Fitzgerald & Co. In January 2021, the Company issued 585,398 ordinary shares under this sales agreement. The gross proceeds from this sale amounted to € 2,767,000, with transaction costs amounting to € 114,000, resulting in net proceeds of € 2,653,000.

In April 2021, the Company consummated an underwritten public offering of 15,923,077 ordinary shares at an issue price of $ 6.50 per share. The gross proceeds from this offering amounted to € 88,115,000 while the transaction costs amounted to € 5,499,000, resulting in net proceeds of € 82,616,000.

In September 2021, the Company issued 3,989,976 shares to Eli Lilly and Company (‘Eli Lilly’) pursuant to the global licensing and research collaboration between the Company and Eli Lilly at an issue price of $ 7.52 per share, resulting in net proceeds of € 23,223,000. This amount excludes a premium paid by Eli Lilly that is considered to be part of the transaction price of the licensing and research collaboration agreement (refer to note 11).

On November 4, 2021, the Company filed a shelf registration statement, which permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units.

On November 4, 2021, the Company entered into a sales agreement, which permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold in one or more at-the-market offerings with Cantor Fitzgerald & Co. In 2021 and 2022, no shares were issued pursuant to this ATM facility.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Share options

The Company operates an equity-settled share-based compensation plan, which was introduced in 2013. Options and RSUs may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The compensation expenses included in operating costs for this plan in the six month period ended June 30, 2022 were € 1,921,000 (six month period ended June 30, 2021: € 2,719,000), of which € 1,537,000 (six month period ended June 30, 2021: € 1,673,000) was recorded in general and administrative costs and € 384,000 (six month period ended June 30, 2021: € 1,046,000) was recorded in research and development costs.